U.S. Bank Global Fund Services
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

January 8, 2020

VIA EDGAR TRANSMISSION

Re:	Managed Portfolio Series (the “Trust”) File Nos.: 333-172080 and 812-14830

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Preliminary Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Tortoise Digital Payments Infrastructure Fund, Tortoise Global Water ESG Fund and Tortoise North American Pipeline Fund, each a series of the Trust.

If you have any additional questions or concerns, please feel free to contact Joe Destache at (414) 765-5384.

Sincerely,

/s/Thomas Bausch

Thomas Bausch
For U.S. Bancorp Fund Services, LLC